PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Benefit Payments Expected to be Paid Either by Pension Funds or Directly to Beneficiaries (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of employee benefits [Abstract]
2023	€ 56
2024	56
2025	57
2026	57
2027	60
2028 to 2032	€ 328